REVENUE RECOGNITION, Contract Assets, Liabilities and Receivables (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019
Revenue Recognition [Abstract]
Contract liabilities related to services performed	$ 4.9		$ 10.0
Revenue recognized from outstanding contract liabilities	4.9	$ 8.5	12.4
Contract asset	0.0		0.0
Revenue recognized from satisfied performance obligations		$ 0.0	2.7
Revenue from Contract with Customer Benchmark
Revenue Recognition [Abstract]
Accounts receivable	$ 148.3		$ 164.7